Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of The Group Financial Instruments Valued At Amortized Cost
The Group has the following financial instruments valued at amortized cost:

	December 31, 2021	December 31, 2020
Financial assets:
Cash and cash equivalents	121,006	58,557
Restricted cash	1,183	1,429
Trade receivables	40,825	24,491

Total	163,014	84,477

Financial liabilities
Trade payables	12,695	9,973
Lease liabilities	5,991	6,153
Loans and financing	3,279	6,359
Accounts payable from acquisition of subsidiaries	1,470	3,458

Total	23,435	25,943

Summary of The Group Financial Instruments Valued At Fair Value Through Profit Or Loss
The Group has the following financial instruments valued at fair value through profit or loss:

	Carrying amount
	December 31, 2021	December 31, 2020
Financial assets:
Current
Marketable securities and short-term investments	177,191	16,969
Derivative financial instruments (i)	—	174

Total	177,191	17,143

	Carrying amount
	December 31, 2021	December 31, 2020
Financial liabilities:
Current
Derivative financial instruments (ii)	133	—
Accounts payable from acquisition of subsidiaries (“earn-out”)	4,953	542

	5,086	542

Summary of The Amounts Were Recognized In Profit Or Loss In Relation To Derivatives
The following amounts were recognized in profit or loss in relation to derivatives:

	December 31, 2021	December 31, 2020
Net gain (loss) on derivative financial instruments	(193)	(174)

The following amounts were recognized in profit or loss in relation to marketable securities and short-term investments:

	December 31, 2021	December 31, 2020
Net gain(loss) on marketable securities and short-term investments	640	1,116

Summary of An Explanation of Each Level	An explanation of each level follows underneath the table.

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Short-term investments	177,191	—	—
Liabilities
Derivative financial instruments	—	133	—
Accounts payable from acquisition of subsidiary (earn out)	—	—	4,953

	December 31, 2020
	Level 1	Level 2	Level 3
Assets
Marketable Securities	16,969	—	—
Derivative financial instruments	—	174	—
Liabilities
Accounts payable from acquisition of subsidiary (earn-out)	—	—	542

Summary of The Presents Changes In The Maximum Earn-out
The following table presents changes in the maximum earn-out, which are the only level 3 items for the year ended December 31, 2021:

At January 1, 2021	542

Acquisitions of subsidiaries	6,483
Payments of principal/finance charges - earn-out	(1,378)
Earn-out adjustments	(785)
Exchange rate effect	91

At December 31, 2021	4,953

Summary of Differences Were Identified For The Instruments	Differences were identified for the following instruments at December 31, 2021:

	Carrying amount	Fair value
Financial liabilities:
Loans and financing	3,279	3,472

	3,279	3,472

Summary of The Percentage Provision Per Type of Customer Or Revenue And Age of Balance
As of December 31, 2021 and 2020 the percentage provision per type of customer/revenue and age of balance are as follows:

	Days past due
	As of 31 December, 2021
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.35%	2.12%	5.93%	24.68%	53.91%	87.56%	100.00%
Tier 2	0.57%	11.78%	26.32%	53.94%	71.59%	95.92%	100.00%
Tier 3	1.61%	28.20%	50.25%	80.79%	86.94%	95.85%	100.00%
Others	1.86%	9.75%	14.68%	45.79%	77.04%	96.97%	100.00%

	Days past due
	As of 31 December, 2020
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.12%	0.52%	1.71%	9.03%	17.76%	41.43%	100.00%
Tier 2	1.08%	13.56%	26.19%	48.24%	58.13%	72.22%	100.00%
Tier 3	1.72%	27.41%	41.91%	64.49%	73.58%	90.03%	100.00%
Others	1.88%	7.39%	13.60%	47.15%	76.67%	87.58%	100.00%

Summary of The Amounts Disclosed In The Table Are The Contractual Undiscounted Cash Flows
The table below presents the Group’s
non-derivative
and derivatives financial liabilities divided into the relevant maturity group based on the remaining period from the end of the reporting period and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2021
Non-derivatives
Accounts payable	29,537	1,243	836
Loans and financing	2,087	1,253	—
Lease liabilities	1,105	1,471	3,665
Accounts payable from acquisition of subsidiaries	4,260	2,274	—
Other liabilities	133	190	—

Total non-derivatives	37,122	6,431	4,501

Derivatives
Net settled	133	—	—

	133	—	—

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2020
Non-derivatives
Accounts payable	20,709	—	—
Loans and financing	2,392	2,327	949
Lease liabilities	1,493	1,489	3,171
Accounts payable from acquisition of subsidiaries	2,794	1,143	793
Other current liabilities	353	—	—

Total non-derivatives	27,741	4,959	4,913

Summary of The Impact On The Group's Net Revenues, Costs, Operation Expenses, Net Income (Loss) From Operation
The table below shows the impact on the Group’s net revenues, costs, operation expenses, net income (loss) from operation and equity for a positive and a negative 10% fluctuation as of December 31, 2021 for all subsidiaries with a functional currency other than U.S dollar.

Foreign currency sensitivity analysis
	-10%	Actual	+10%
Net Revenue	114,714	125,773	136,832
Cost and operating expenses	(175,859)	(191,702)	(207,545)

Income (loss) from operation	(61,145)	(65,929)	(70,713)

Total Shareholders’ Equity	331,973	327,189	322,404

Summary of Foreign Exchange Risk On Financial Instruments
A sensitivity analysis is set out below, showing a scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a range of 10% in the foreign exchange rates).

	Exposure at December 31, 2021	Risk	-10%	+10%

Assets	4,147	Brazilian Real /U.S. Dollar	415	(415)

Liabilities	(6,216)	(2020 – 5.20 2021 – 5.57)	(622)	622

	(2,069)		(207)	207

Assets	97	Argentine Peso/U.S. Dollar	10	(10)

Liabilities	(2,862)	(2020 – 84.17 2021 – 102.69)	(286)	286

	(2,765)		(276)	276

Assets	271	Mexican Peso/U.S. Dollar	27	(27)

Liabilities	(2,881)	(2020 – 19.92 2021 – 20.45)	(288)	288

	(2,610)		(261)	261

Assets	15,730	British Pounds/U.S. Dollar	1,573	(1,573)

Liabilities	(1,228)	(2020 – 0.73 2021 – 0.74)	(123)	123

	14,502		1,450	(1,450)

	Exposure at December 31, 2021	Risk	-10%	+10%

Assets	8	Colombian Peso/U.S. Dollar	1	(1)

Liabilities	(1,920)	(2020 – 3,438.59 2021 – 4,068.51)	(192)	192

	(1,912)		(191)	191

Assets	525	Peruvian sol/U.S. Dollar	53	(53)

Liabilities	(1,193)	(2020 – 3.62 2021 – 3.99)	(119)	119

	(668)		(66)	66

Assets	472	Euro/U.S. Dollar	47	(47)

Liabilities	(41)	(2021 – 0.88)	(4)	4

	431		43	(43)

Assets	176	Romanian leu/U.S. Dollar	18	(18)

Liabilities	(10)	(2021 – 4.35)	(1)	1

	166		17	(17)

Assets	597	Chilean Peso/U.S. Dollar	60	(60)

Liabilities	(407)	(2020 – 711.25 2021 – 851.60)	(41)	41

	190		19	(19)

Total at December 31, 2021	5,265		528	(528)

	Exposure at December 31, 2020	Risk	-10%	+10%

Assets	586	Brazilian Real /U.S. Dollar	59	(59)

Liabilities	(7,368)	(2019 – 4.03	(737)	737

Non-Deliverable Forward (NDF)	1,656	2020 – 5.20)	166	(166)

	(5,126)		-512	512

Assets	121	Argentine Peso/U.S. Dollar	12	(12)

Liabilities	(1,643)	(2019 – 59.89 2020 – 84.17)	(164)	164

	(1,522)		(152)	152

Assets	26	Mexican Peso/U.S. Dollar	3	(3)

Liabilities	(685)	(2019 – 18.89 2020 – 19.92)	(69)	69

	(659)		(66)	66

Assets	5,620	British Pounds/U.S. Dollar	562	(562)

Liabilities	(306)	(2019 – 0.76 2020 – 0.73)	(31)	31

	5,314		531	(531)

Assets	—	Colombian Peso/U.S. Dollar	—	—

Liabilities	(94)	(2019 – 3,286.23 2020 – 3,438.59)	(9)	9

	(94)		(9)	9

Assets	2,295	Chilean Peso/U.S. Dollar	230	(230)

Liabilities	(1,909)	(2019 – 754.09 2020 – 711.25)	(191)	191

	386		39	(39)

Total at December 31, 2020	(1,701)		(170)	170

Summary of The Group's Financial Instruments Exposed To An Interest Rate Risk
The following table summarizes the Group’s financial instruments exposed to an interest rate risk:

Loan and Financing	Book value	Interest rate risk
BNDES	891	TJLP	(i)
Itaú	2,388	CDI + 2.5	% (ii)
Total	3,279
Accounts payable on acquisition of subsidiaries	1,470	CDI + 5	% (ii)

(i)	TJLP: Long term interest rate based on inflation in Brazil.
(ii)	CDI: Interbank Deposit Certificates. This means the Brazilian interbank deposit ( Certificado de Depósito Interbancário ) rate, which is an average of interbank overnight rates in Brazil.

Summary of The Group's Strategy To Keep Positive Net Cash
The Group’s strategy is to keep positive net cash. The net cash as of December 31, 2021 and 2020 was as follows:

	December 31, 2021	December 31, 2020
Loans and financing	3,279	6,359
Lease liabilities	5,991	6,153
Accounts payable from acquisition of subsidiaries	6,423	4,000
(-) Cash and cash equivalent	(121,006)	(58,557)

Net cash/debt	(105,313)	(42,045)

Total Equity attributable to VTEX’s shareholders	327,182	75,622

Financial leverage ratio - %	(0.32)	(0.55)